Document And Entity Information	Jun. 16, 2021
Document Information [Line Items]
Entity, Registrant Name	Bank of Commerce Holdings
Document, Type	8-K
Document, Period End Date	Jun. 16, 2021
Entity, Incorporation, State or Country Code	CA
Entity, File Number	000-25135
Entity, Tax Identification Number	94-2823865
Entity, Address, Address Line One	555 Capitol Mall
Entity, Address, Address Line Two	Suite 1255
Entity, Address, City or Town	Sacramento
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	95814
City Area Code	800
Local Phone Number	421-2575
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BOCH
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000702513